Significant Accounting Policies - Line of Business Financial Performance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statement
Net interest income (taxable-equivalent basis)	$ 10,828	$ 10,969
Net interest income (taxable-equivalent basis), Percent change	(1.30%)
Noninterest income	8,765	9,334
Noninterest income, Percent change	(6.10%)
Securities gains (losses), net	9	(15)	(31)
Securities gains (losses), net, Percent change
Total net revenue	19,602	20,288
Total net revenue, Percent change	(3.40%)
Noninterest expense, Percent change	(1.30%)
Other intangibles, Percent change	(18.60%)
Total noninterest expense, Percent change	(1.70%)
Income before provision and income taxes, Percent change	(5.10%)
Provision for credit losses, Percent change	(28.80%)
Income before income taxes, Percent change	0.50%
Income taxes and taxable-equivalent adjustment, Percent change	(8.30%)
Net income, Percent change	4.40%
Net (income) loss attributable to noncontrolling interests, Percent change	(33.80%)
Net income attributable to U.S. Bancorp, Percent change	3.30%
Noninterest expense	10,051	10,182
Other intangibles	223	274	299
Total noninterest expense	10,274	10,456	9,911
Income before provision and income taxes	9,328	9,832
Provision for credit losses	1,340	1,882	2,343
Income before income taxes	7,988	7,950
Income taxes and taxable-equivalent adjustment	2,256	2,460
Net income	5,732	5,490	4,788
Net (income) loss attributable to noncontrolling interests	104	157	84
Net income attributable to U.S. Bancorp	5,836	5,647	4,872
Average Balance Sheet
Commercial	67,274	60,830
Commercial, Percent change	10.60%
Commercial real estate	38,237	36,505
Commercial real estate, Percent change	4.70%
Residential mortgages	47,982	40,290
Residential mortgages, Percent change	19.10%
Credit card	16,813	16,653
Credit card, Percent change	1.00%
Other retail	47,125	47,938
Other retail, Percent change	(1.70%)
Total loans, excluding covered loans	217,431	202,216
Total loans, excluding covered loans, Percent change	7.50%
Covered loans	10,043	13,158
Covered loans, Percent change	(23.70%)
Total loans	227,474	215,374
Total loans, Percent change	5.60%
Goodwill, Percent change	2.40%
Other intangible assets, Percent change	18.20%
Assets, Percent change	2.90%
Noninterest-bearing deposits, Percent change	2.60%
Interest checking, Percent change	7.40%
Savings products, Percent change	14.30%
Time deposits, Percent change	(2.90%)
Total deposits, Percent change	6.30%
Total U.S. Bancorp shareholders' equity, Percent change	6.10%
Goodwill	9,164	8,953
Other intangible assets	3,178	2,688
Assets	352,680	342,849
Noninterest-bearing deposits	69,020	67,241
Interest checking	48,792	45,433
Savings products	87,428	76,470
Time deposits	45,217	46,566
Total deposits	250,457	235,710
Total U.S. Bancorp shareholders' equity	39,917	37,611
Wholesale Banking and Commercial Real Estate [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,088	2,104
Net interest income (taxable-equivalent basis), Percent change	(0.80%)
Noninterest income	1,092	1,234
Noninterest income, Percent change	(11.50%)
Securities gains (losses), net
Securities gains (losses), net, Percent change
Total net revenue	3,180	3,338
Total net revenue, Percent change	(4.70%)
Noninterest expense, Percent change	(1.30%)
Other intangibles, Percent change	(50.00%)
Total noninterest expense, Percent change	(2.00%)
Income before provision and income taxes, Percent change	(6.50%)
Provision for credit losses, Percent change
Income before income taxes, Percent change	(1.70%)
Income taxes and taxable-equivalent adjustment, Percent change	(1.60%)
Net income, Percent change	(1.70%)
Net (income) loss attributable to noncontrolling interests, Percent change
Net income attributable to U.S. Bancorp, Percent change	(1.70%)
Noninterest expense	1,248	1,265
Other intangibles	8	16
Total noninterest expense	1,256	1,281
Income before provision and income taxes	1,924	2,057
Provision for credit losses	(97)	2
Income before income taxes	2,021	2,055
Income taxes and taxable-equivalent adjustment	736	748
Net income	1,285	1,307
Net (income) loss attributable to noncontrolling interests
Net income attributable to U.S. Bancorp	1,285	1,307
Average Balance Sheet
Commercial	50,873	45,091
Commercial, Percent change	12.80%
Commercial real estate	20,550	19,635
Commercial real estate, Percent change	4.70%
Residential mortgages	26	60
Residential mortgages, Percent change	(56.70%)
Credit card
Credit card, Percent change
Other retail	8	7
Other retail, Percent change	14.30%
Total loans, excluding covered loans	71,457	64,793
Total loans, excluding covered loans, Percent change	10.30%
Covered loans	363	921
Covered loans, Percent change	(60.60%)
Total loans	71,820	65,714
Total loans, Percent change	9.30%
Goodwill, Percent change
Other intangible assets, Percent change	(30.60%)
Assets, Percent change	9.30%
Noninterest-bearing deposits, Percent change	(0.20%)
Interest checking, Percent change	1.60%
Savings products, Percent change	50.30%
Time deposits, Percent change	7.50%
Total deposits, Percent change	9.00%
Total U.S. Bancorp shareholders' equity, Percent change	14.30%
Goodwill	1,604	1,604
Other intangible assets	25	36
Assets	78,253	71,606
Noninterest-bearing deposits	31,153	31,224
Interest checking	10,515	10,354
Savings products	14,144	9,413
Time deposits	18,481	17,197
Total deposits	74,293	68,188
Total U.S. Bancorp shareholders' equity	7,356	6,436
Consumer and Small Business Banking [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	4,554	4,737
Net interest income (taxable-equivalent basis), Percent change	(3.90%)
Noninterest income	2,904	3,565
Noninterest income, Percent change	(18.50%)
Securities gains (losses), net
Securities gains (losses), net, Percent change
Total net revenue	7,458	8,302
Total net revenue, Percent change	(10.20%)
Noninterest expense, Percent change	(4.90%)
Other intangibles, Percent change	(21.60%)
Total noninterest expense, Percent change	(5.00%)
Income before provision and income taxes, Percent change	(17.80%)
Provision for credit losses, Percent change	(48.00%)
Income before income taxes, Percent change	(1.60%)
Income taxes and taxable-equivalent adjustment, Percent change	(1.50%)
Net income, Percent change	(1.60%)
Net (income) loss attributable to noncontrolling interests, Percent change
Net income attributable to U.S. Bancorp, Percent change	(1.50%)
Noninterest expense	4,684	4,923
Other intangibles	40	51
Total noninterest expense	4,724	4,974
Income before provision and income taxes	2,734	3,328
Provision for credit losses	607	1,167
Income before income taxes	2,127	2,161
Income taxes and taxable-equivalent adjustment	774	786
Net income	1,353	1,375
Net (income) loss attributable to noncontrolling interests		(1)
Net income attributable to U.S. Bancorp	1,353	1,374
Average Balance Sheet
Commercial	8,396	8,225
Commercial, Percent change	2.10%
Commercial real estate	16,934	16,136
Commercial real estate, Percent change	4.90%
Residential mortgages	47,081	39,827
Residential mortgages, Percent change	18.20%
Credit card
Credit card, Percent change
Other retail	44,847	45,594
Other retail, Percent change	(1.60%)
Total loans, excluding covered loans	117,258	109,782
Total loans, excluding covered loans, Percent change	6.80%
Covered loans	6,566	7,510
Covered loans, Percent change	(12.60%)
Total loans	123,824	117,292
Total loans, Percent change	5.60%
Goodwill, Percent change
Other intangible assets, Percent change	34.60%
Assets, Percent change	3.70%
Noninterest-bearing deposits, Percent change	7.80%
Interest checking, Percent change	10.30%
Savings products, Percent change	6.80%
Time deposits, Percent change	(11.10%)
Total deposits, Percent change	4.30%
Total U.S. Bancorp shareholders' equity, Percent change	7.80%
Goodwill	3,515	3,515
Other intangible assets	2,406	1,787
Assets	139,174	134,258
Noninterest-bearing deposits	21,969	20,386
Interest checking	33,006	29,911
Savings products	46,308	43,342
Time deposits	21,136	23,787
Total deposits	122,419	117,426
Total U.S. Bancorp shareholders' equity	12,148	11,268
Wealth Management and Securities Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	356	355
Net interest income (taxable-equivalent basis), Percent change	0.30%
Noninterest income	1,235	1,121
Noninterest income, Percent change	10.20%
Securities gains (losses), net
Securities gains (losses), net, Percent change
Total net revenue	1,591	1,476
Total net revenue, Percent change	7.80%
Noninterest expense, Percent change	12.90%
Other intangibles, Percent change	(10.00%)
Total noninterest expense, Percent change	12.10%
Income before provision and income taxes, Percent change	(10.70%)
Provision for credit losses, Percent change	(57.10%)
Income before income taxes, Percent change	(8.20%)
Income taxes and taxable-equivalent adjustment, Percent change	(7.30%)
Net income, Percent change	(8.80%)
Net (income) loss attributable to noncontrolling interests, Percent change
Net income attributable to U.S. Bancorp, Percent change	(8.80%)
Noninterest expense	1,304	1,155
Other intangibles	36	40
Total noninterest expense	1,340	1,195
Income before provision and income taxes	251	281
Provision for credit losses	6	14
Income before income taxes	245	267
Income taxes and taxable-equivalent adjustment	89	96
Net income	156	171
Net income attributable to U.S. Bancorp	156	171
Average Balance Sheet
Commercial	1,712	1,333
Commercial, Percent change	28.40%
Commercial real estate	650	609
Commercial real estate, Percent change	6.70%
Residential mortgages	874	400
Residential mortgages, Percent change
Credit card, Percent change
Other retail	1,533	1,527
Other retail, Percent change	0.40%
Total loans, excluding covered loans	4,769	3,869
Total loans, excluding covered loans, Percent change	23.30%
Covered loans	14	11
Covered loans, Percent change	27.30%
Total loans	4,783	3,880
Total loans, Percent change	23.30%
Goodwill, Percent change	4.20%
Other intangible assets, Percent change	1.20%
Assets, Percent change	16.90%
Noninterest-bearing deposits, Percent change	0.70%
Interest checking, Percent change	21.30%
Savings products, Percent change	14.00%
Time deposits, Percent change	(3.90%)
Total deposits, Percent change	8.50%
Total U.S. Bancorp shareholders' equity, Percent change	6.90%
Goodwill	1,535	1,473
Other intangible assets	173	171
Assets	7,643	6,538
Noninterest-bearing deposits	14,610	14,514
Interest checking	4,821	3,975
Savings products	26,830	23,543
Time deposits	4,906	5,105
Total deposits	51,167	47,137
Total U.S. Bancorp shareholders' equity	2,385	2,232
Payment Services [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	1,584	1,548
Net interest income (taxable-equivalent basis), Percent change	2.30%
Noninterest income	3,205	3,195
Noninterest income, Percent change	0.30%
Securities gains (losses), net
Securities gains (losses), net, Percent change
Total net revenue	4,789	4,743
Total net revenue, Percent change	1.00%
Noninterest expense, Percent change	7.30%
Other intangibles, Percent change	(16.80%)
Total noninterest expense, Percent change	5.30%
Income before provision and income taxes, Percent change	(2.20%)
Provision for credit losses, Percent change	10.30%
Income before income taxes, Percent change	(6.40%)
Income taxes and taxable-equivalent adjustment, Percent change	(6.60%)
Net income, Percent change	(6.40%)
Net (income) loss attributable to noncontrolling interests, Percent change	(2.60%)
Net income attributable to U.S. Bancorp, Percent change	(6.60%)
Noninterest expense	1,964	1,830
Other intangibles	139	167
Total noninterest expense	2,103	1,997
Income before provision and income taxes	2,686	2,746
Provision for credit losses	769	697
Income before income taxes	1,917	2,049
Income taxes and taxable-equivalent adjustment	697	746
Net income	1,220	1,303
Net (income) loss attributable to noncontrolling interests	(39)	(38)
Net income attributable to U.S. Bancorp	1,181	1,265
Average Balance Sheet
Commercial	6,086	5,962
Commercial, Percent change	2.10%
Commercial real estate, Percent change
Residential mortgages, Percent change
Credit card	16,813	16,653
Credit card, Percent change	1.00%
Other retail	737	810
Other retail, Percent change	(9.00%)
Total loans, excluding covered loans	23,636	23,425
Total loans, excluding covered loans, Percent change	0.90%
Covered loans	5	5
Covered loans, Percent change
Total loans	23,641	23,430
Total loans, Percent change	0.90%
Goodwill, Percent change	6.30%
Other intangible assets, Percent change	(17.10%)
Assets, Percent change	0.90%
Noninterest-bearing deposits, Percent change	9.30%
Interest checking, Percent change	(62.30%)
Savings products, Percent change	46.20%
Time deposits, Percent change
Total deposits, Percent change	(35.50%)
Total U.S. Bancorp shareholders' equity, Percent change	6.10%
Goodwill	2,510	2,361
Other intangible assets	572	690
Assets	29,843	29,580
Noninterest-bearing deposits	703	643
Interest checking	449	1,192
Savings products	57	39
Total deposits	1,209	1,874
Total U.S. Bancorp shareholders' equity	6,046	5,701
Treasury and Corporate Support [Member]
Condensed Income Statement
Net interest income (taxable-equivalent basis)	2,246	2,225
Net interest income (taxable-equivalent basis), Percent change	0.90%
Noninterest income	329	219
Noninterest income, Percent change	50.20%
Securities gains (losses), net	9	(15)
Securities gains (losses), net, Percent change
Total net revenue	2,584	2,429
Total net revenue, Percent change	6.40%
Noninterest expense, Percent change	(15.70%)
Other intangibles, Percent change
Total noninterest expense, Percent change	(15.70%)
Income before provision and income taxes, Percent change	22.00%
Provision for credit losses, Percent change
Income before income taxes, Percent change	18.30%
Income taxes and taxable-equivalent adjustment, Percent change
Net income, Percent change	28.80%
Net (income) loss attributable to noncontrolling interests, Percent change	(27.00%)
Net income attributable to U.S. Bancorp, Percent change	21.60%
Noninterest expense	851	1,009
Other intangibles
Total noninterest expense	851	1,009
Income before provision and income taxes	1,733	1,420
Provision for credit losses	55	2
Income before income taxes	1,678	1,418
Income taxes and taxable-equivalent adjustment	(40)	84
Net income	1,718	1,334
Net (income) loss attributable to noncontrolling interests	143	196
Net income attributable to U.S. Bancorp	1,861	1,530
Average Balance Sheet
Commercial	207	219
Commercial, Percent change	(5.50%)
Commercial real estate	103	125
Commercial real estate, Percent change	(17.60%)
Residential mortgages	1	3
Residential mortgages, Percent change	(66.70%)
Credit card
Credit card, Percent change
Other retail
Other retail, Percent change
Total loans, excluding covered loans	311	347
Total loans, excluding covered loans, Percent change	(10.40%)
Covered loans	3,095	4,711
Covered loans, Percent change	(34.30%)
Total loans	3,406	5,058
Total loans, Percent change	(32.70%)
Goodwill, Percent change
Other intangible assets, Percent change	(50.00%)
Assets, Percent change	(3.10%)
Noninterest-bearing deposits, Percent change	23.40%
Interest checking, Percent change
Savings products, Percent change	(33.10%)
Time deposits, Percent change	45.50%
Total deposits, Percent change	26.20%
Total U.S. Bancorp shareholders' equity, Percent change	0.10%
Goodwill
Other intangible assets	2	4
Assets	97,767	100,867
Noninterest-bearing deposits	585	474
Interest checking	1	1
Savings products	89	133
Time deposits	694	477
Total deposits	1,369	1,085
Total U.S. Bancorp shareholders' equity	$ 11,982	$ 11,974